S000019842 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Income Opportunities Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Income Opportunities Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 79
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,020
Columbia Variable Portfolio - Income Opportunities Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	865
Columbia Variable Portfolio - Income Opportunities Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	297
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	$ 1,161